Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
Summary of Compensation Paid or Payable to Key Management	Compensation paid or payable to key management was comprised of the following:

	THREE MONTHS ENDED MARCH 31,
	2022	2021
Salaries and remuneration to key management and executive directors	1,350	979
Non-executive directors’ fees	126	61
	1,476	1,040

Summary of Transactions Carried Out with Related Parties

The following transactions were carried out with related parties:

	THREE MONTHS ENDED MARCH 31,
	2022	2021
Expenses
Remuneration paid as consultancy fees	562	256
Share-based payments	501	648
Salaries and wages	412	89
Other expenses	4	4
	1,479	997

Summary of Warrants Held by Related Parties

As at March 31, 2022 and December 31, 2021, the following options and warrants were held by related parties:

	AS AT MARCH 31,	AS AT DECEMBER 31,
	2022	2021
Key management and executive directors	5,706,770	6,216,514